Other short-term borrowings- Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Short-term Debt, Maximum Month-end Outstanding Amount	$ 801	$ 1,226
Short-term Debt, Weighted Average Interest Rate	0.36%	0.38%
Short-term Debt, Average Outstanding Amount	$ 154	$ 729
Short Term Debt Weighted Average Interest Rate During Year	0.44%	0.41%